Note Receivable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 08, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Mar. 15, 2018	Feb. 15, 2018	Jan. 15, 2018	Nov. 30, 2017
Note Receivable (Textual)
Note payable											$ 675,000
Principal amount					$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 475,000	$ 200,000
Bad debt expense		$ 38,113		$ 117,670
Note receivable			$ 357,330	$ 357,330
Business combination, description	The predecessor collected $182,362 and subsequent to the date the Company completed the business combination (Note 7), the Company collected the remaining $174,967.